10. EARNINGS PER SHARE (Details- Basic and diluted net income per share) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income	$ (7,332,474)	$ 2,753,593	$ (283,101)
Less: Non cash income from changes in fair value of derivative liabilities	0	(133,395)
Net loss - diluted	$ (7,332,474)	$ 2,620,198	$ (283,101)
Weighted average common shares outstanding - basic	13,035,203	9,115,416	8,719,125
Common stock options	$ 0	$ 44,444
Common stock warrants - liability treatment	$ 0	$ 416,667
Weighted average common shares outstanding - diluted	13,035,203	9,161,527	8,719,125
Net income per share data:
Basic	$ (0.56)	$ 0.30	$ (.03)
Diluted	$ (.56)	$ .30	$ (.03)